Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Segment Information

Note 13 — Segment Information

ASC Topic 280, Segment Reporting, establishes standards for companies to report in their financial statement information about operating segments, products, services, geographic areas, and major customers. Operating segments are defined as components of an enterprise that engage in business activities from which it may recognize revenues and incur expenses, and for which separate financial information is available that is regularly evaluated by the Company’s CODM, or group, in deciding how to allocate resources and assess performance.

The Company’s CODM has been identified as the Chief Executive Officer, who reviews the assets, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.

The CODM assesses performance for the single segment and decides how to allocate resources based on net loss that also is reported on the statements of operations as net loss. As the Company is in the start-up phase, the CODM currently reviews operating expenses to manage and forecast cash to ensure enough capital is available to achieve its business plan over the short-term period (less than a year). The CODM also reviews operating expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. All of the Company’s operating expenses, which consist of general and administrative expenses, relate to this single operating segment as reported on the statement of operations, and are the significant segment expenses provided to the CODM on a regular basis.

For the period from March 7, 2025 (inception) to
December 31,
2025
General and administrative	$14,087,675
Marketing and advertising	$469,530
Total other expense, net	$202,782,107